Operating segments (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Disclosure of operating segments [line items]
Interest income	R$ 1,106,935	R$ 788,343	R$ 3,270,967	R$ 1,931,815
Interest expenses	(770,398)	(579,678)	(2,135,375)	(1,381,490)
Interest income (expense)	336,537	208,665	1,135,592	550,325
Revenues from services and commissions	347,780	248,862	928,657	693,596
Expenses from services and commissions	(32,271)	(31,833)	(99,672)	(94,303)
Net result from services and commissions	315,509	217,029	828,986	599,293
Income from securities	429,393	340,982	1,202,355	1,095,841
Gains (losses) on change in fair value of derivatives	52,627	5,941	(5,753)	13,920
Other revenue	131,430	77,687	278,465	301,466
Revenue	1,265,496	850,304	3,439,645	2,560,845
Impairment losses on financial assets	(407,899)	(263,113)	(1,157,140)	(818,523)
Other administrative expenses	(456,949)	(441,490)	(1,331,766)	(1,285,207)
Personnel expenses	(210,661)	(176,232)	(569,322)	(493,818)
Tax expenses	(94,072)	(61,544)	(235,406)	(179,837)
Depreciation and amortization	(40,561)	(35,620)	(119,268)	(107,609)
Profit (loss) before tax	149,426	(66,151)	262,149	(144,312)
Income from equity interests in associates	(4,071)	(3,892)	(30,597)	(13,954)
Income before taxes and interests in associates			231,552	(158,266)
Current tax expense (income)	(125,932)	(11,165)	(215,962)	(96,428)
Deferred income tax and social contribution	84,738	51,613	176,960	211,802
Tax expense (income)	(41,194)	40,448	(39,002)	115,374
Profit (loss) for the period	104,161	(29,595)	192,550	(42,892)
Assets	55,078,840	46,343,100	55,078,840	46,343,100	R$ 46,343,100
Liabilities	47,710,614	39,253,996	47,710,614	39,253,996	R$ 39,253,996
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	333,051	217,655	917,204	818,805
Interest revenue for financial assets measured at amortised cost	32,609	77,859	126,779	148,590
Income from securities	417,887	340,982	1,190,849	1,095,841
Gains (losses) on financial assets at fair value through profit or loss	52,227	45,468	146,866	128,446
Reportable segments [member]
Disclosure of operating segments [line items]
Interest income			3,297,098	1,943,949
Interest expenses			(2,160,266)	(1,340,168)
Interest income (expense)			1,136,832	603,781
Revenues from services and commissions			922,662	688,295
Expenses from services and commissions			(99,653)	(95,875)
Net result from services and commissions			823,009	592,420
Income from securities			1,206,722	1,196,669
Gains (losses) on change in fair value of derivatives			(5,753)	0
Other revenue			398,513	482,818
Revenue			3,559,323	2,875,688
Impairment losses on financial assets			(1,157,140)	(818,523)
Other administrative expenses			(1,307,789)	(1,280,706)
Personnel expenses			(559,024)	(489,913)
Tax expenses				(179,271)
Depreciation and amortization			(119,122)	(107,521)
Profit (loss) before tax			416,248	179,025
Income from equity interests in associates			(30,597)	(13,954)
Income before taxes and interests in associates			385,651	165,071
Current tax expense (income)			(213,945)	(95,322)
Deferred income tax and social contribution			176,960	197,248
Tax expense (income)			(36,985)	101,926
Profit (loss) for the period			(67,582)	390,193
Assets	55,843,839	47,577,490	55,843,839	47,577,490
Liabilities	48,353,771	40,010,278	48,353,771	40,010,278
Banking & Spending
Disclosure of operating segments [line items]
Interest income			3,257,024	1,940,819
Interest expenses			(2,131,885)	(1,327,920)
Interest income (expense)			1,125,139	612,899
Revenues from services and commissions			643,107	342,265
Expenses from services and commissions			(99,496)	(95,871)
Net result from services and commissions			543,611	246,394
Income from securities			1,148,315	1,167,481
Gains (losses) on change in fair value of derivatives			(5,753)	13,920
Other revenue			326,484	379,648
Revenue			3,137,796	2,420,342
Impairment losses on financial assets			(1,151,127)	(819,378)
Other administrative expenses			(1,133,308)	(1,175,736)
Personnel expenses			(469,772)	(458,927)
Tax expenses				(130,450)
Depreciation and amortization			(108,752)	(101,857)
Profit (loss) before tax			274,837	(135,556)
Income from equity interests in associates			(30,597)	(13,954)
Income before taxes and interests in associates			244,240	(149,510)
Current tax expense (income)			(150,099)	(5,709)
Deferred income tax and social contribution			164,845	196,800
Tax expense (income)			14,747	191,091
Profit (loss) for the period			258,986	61,244
Assets	54,572,478	46,473,673	54,572,478	46,473,673
Liabilities	47,664,585	39,353,463	47,664,585	39,353,463
Investments
Disclosure of operating segments [line items]
Interest income			14,857	3,101
Interest expenses			(28,381)	(12,181)
Interest income (expense)			(13,524)	(9,080)
Revenues from services and commissions			66,496	70,945
Expenses from services and commissions			(155)	0
Net result from services and commissions			66,341	70,945
Income from securities			33,045	18,103
Gains (losses) on change in fair value of derivatives			0	0
Other revenue			12,694	21,670
Revenue			98,556	101,638
Impairment losses on financial assets			0	855
Other administrative expenses			(59,443)	(36,148)
Personnel expenses			(49,314)	(11,766)
Tax expenses				(7,081)
Depreciation and amortization			(3,012)	(2,041)
Profit (loss) before tax			(13,213)	52,538
Income from equity interests in associates			0	0
Income before taxes and interests in associates			(13,213)	52,538
Current tax expense (income)			0	(17,326)
Deferred income tax and social contribution			7,194	210
Tax expense (income)			7,194	(17,116)
Profit (loss) for the period			(6,019)	52,748
Assets	639,017	464,654	639,017	464,654
Liabilities	401,384	380,246	401,384	380,246
Insurance Brokerage
Disclosure of operating segments [line items]
Interest income			0	25
Interest expenses			0	(67)
Interest income (expense)			0	(42)
Revenues from services and commissions			87,090	56,424
Expenses from services and commissions			0	0
Net result from services and commissions			87,090	56,424
Income from securities			1,513	977
Gains (losses) on change in fair value of derivatives			0	0
Other revenue			37,349	38,394
Revenue			125,952	95,753
Impairment losses on financial assets			0	0
Other administrative expenses			(45,206)	(16,677)
Personnel expenses			(13,238)	(5,542)
Tax expenses				(10,018)
Depreciation and amortization			(626)	(447)
Profit (loss) before tax			66,882	73,087
Income from equity interests in associates			0	0
Income before taxes and interests in associates			66,882	73,087
Current tax expense (income)			(25,490)	(24,853)
Deferred income tax and social contribution			2,767	238
Tax expense (income)			(22,723)	(24,615)
Profit (loss) for the period			44,159	73,325
Assets	193,302	148,411	193,302	148,411
Liabilities	93,542	93,001	93,542	93,001
Inter Shop & Commerce Plus
Disclosure of operating segments [line items]
Interest income			25,217	4
Interest expenses			0	0
Interest income (expense)			25,217	4
Revenues from services and commissions			125,969	218,661
Expenses from services and commissions			(2)	(4)
Net result from services and commissions			125,967	218,657
Income from securities			23,849	10,108
Gains (losses) on change in fair value of derivatives			0	0
Other revenue			21,986	43,106
Revenue			197,019	271,875
Impairment losses on financial assets			(6,013)	0
Other administrative expenses			(69,832)	(52,145)
Personnel expenses			(26,700)	(13,678)
Tax expenses				(31,722)
Depreciation and amortization			(6,732)	(3,176)
Profit (loss) before tax			87,742	202,876
Income from equity interests in associates			0	0
Income before taxes and interests in associates			87,742	202,876
Current tax expense (income)			(38,356)	(47,434)
Deferred income tax and social contribution			2,154	0
Tax expense (income)			(36,201)	(47,434)
Profit (loss) for the period			51,540	202,876
Assets	439,042	490,752	439,042	490,752
Liabilities	194,260	183,568	194,260	183,568
Others
Disclosure of operating segments [line items]
Interest income			2,512	0
Interest expenses			(9,928)	(53,460)
Interest income (expense)			(7,416)	(53,460)
Revenues from services and commissions			5,995	5,301
Expenses from services and commissions			(19)	1,572
Net result from services and commissions			5,976	6,873
Income from securities			1,809	1,170
Gains (losses) on change in fair value of derivatives			0	0
Other revenue			347,736	(85,624)
Revenue			348,105	(131,041)
Impairment losses on financial assets			0	0
Other administrative expenses			(23,977)	(4,501)
Personnel expenses			(10,298)	(3,905)
Tax expenses				(566)
Depreciation and amortization			(146)	(88)
Profit (loss) before tax			313,684	(139,535)
Income from equity interests in associates			0	0
Income before taxes and interests in associates			313,684	(139,535)
Current tax expense (income)			(2,017)	(1,106)
Deferred income tax and social contribution			0	14,554
Tax expense (income)			(2,017)	13,448
Profit (loss) for the period			311,667	(124,981)
Assets	15,113,736	23,212,728	15,113,736	23,212,728
Liabilities	322,785	(126,401)	322,785	(126,401)
Eliminations
Disclosure of operating segments [line items]
Interest income			(28,643)	(12,134)
Interest expenses			34,819	12,138
Interest income (expense)			6,176	4
Revenues from services and commissions	(1,572)		0
Expenses from services and commissions	1,572		0
Net result from services and commissions			0	0
Income from securities			(6,176)	(101,998)
Gains (losses) on change in fair value of derivatives			0	0
Other revenue			(467,784)	(95,728)
Revenue			(467,784)	(197,722)
Impairment losses on financial assets			0	0
Other administrative expenses			0	546
Personnel expenses			0	0
Tax expenses				0
Depreciation and amortization			0	0
Profit (loss) before tax			(467,784)	(197,176)
Income from equity interests in associates			0
Income before taxes and interests in associates			(467,784)	(197,176)
Current tax expense (income)			0	0
Deferred income tax and social contribution			0	0
Tax expense (income)			0	0
Profit (loss) for the period			0	(197,176)
Assets	(15,878,735)	(24,447,118)	(15,878,735)	(24,447,118)
Liabilities	R$ (965,942)	R$ (629,881)	R$ (965,942)	R$ (629,881)